Debt Obligations Net - Summary of Outstanding Debt Obligations (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Term Loan [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 3,300	$ 3,400	$ 3,800
Revolving Credit Facility #1 [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	287	373	89
Revolving Credit Facility #2 [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 28	$ 62	$ 148